497(e)
                                                                      333-146143

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AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 5, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR CROSSINGS(R)

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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated
May 1, 2009, as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request.


RESTRICTION ON TRANSFERS

Effective October 5, 2009, the Crossings(R) Allocation investment options are no longer available under your contract. Please contact a Corporate Retirement Support Group representative if you have any questions.

     o Crossings Conservative Allocation

     o Crossings Conservative-Plus Allocation

     o Crossings Moderate Allocation

     o Crossings Moderate-Plus Allocation

     o Crossings Aggressive Allocation












   Crossings(R) is a registered service mark of AXA Equitable Life Insurance
    Company (AXA Equitable). Distributed by its affiliate, AXA Advisors, LLC,
                 1290 Avenue of the Americas, New York, NY 10104
   Copyright 2009. AXA Equitable Life Insurance Company - All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234




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